Note 9 - Stockholders' Equity 1	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Equity [Text Block]

7. Convertible Preferred Stock

The Company amended and restated its certificate of incorporation (as amended, the “Amended Certificate”) such that it is authorized to issue 29,000,000 shares of common stock (25,500,000 voting and 3,500,000 non-voting) and 20,655,895 shares of preferred stock, with 2,241,903 shares designated as Series A-1 Convertible Preferred stock (“Series A-1 Preferred”), 1,240,134 shares designated as Series A-2 Convertible Preferred stock (“Series A-2 Preferred”), 1,533,528 shares designated as Series B Convertible Preferred stock (“Series B Preferred”), 8,509,995 shares designated as Series C Convertible Preferred stock (“Series C Preferred”) and 7,130,335 shares designated as Series D Preferred.

The following table summarizes outstanding convertible preferred stock (in thousands, except share and per share amounts):

	September 30, 2024 and December 31, 2023			September 30, 2024
			Issued and
	Original Issue	Authorized	Outstanding	Liquidation
	Price Per Share	Shares	Shares	Preference
Series A-1 Preferred	$1.31	2,241,903	2,241,903	$2,937
Series A-2 Preferred	$1.64	1,240,134	1,240,134	2,034
Series B Preferred	$3.19	1,533,528	1,533,528	4,892
Series C Preferred	$5.29	8,509,995	8,509,995	45,000
Series D Preferred	$5.29	7,130,335	1,835,227	11,200
		20,655,895	15,360,787	$66,063

The rights and preferences of the Series A‑1 Preferred, Series A‑2 Preferred, Series B Preferred, Series C Preferred and Series D Preferred, collectively Preferred Stock, under the Amended Certificate are as follows:

Dividends

The Series D Preferred holders, in preference to holders of any other series of the Company’s stock, are entitled to cumulative dividends in an amount in cash equal to 8% of the applicable Series D Preferred original issue price of $5.29 per annum on each outstanding share of such Series D Preferred calculated from the date of issuance of such share, if and when declared by the Company’s board of directors. The Series C Preferred holders, in preference to holders of any other series of the Company’s stock other than the Series D Preferred, are entitled to non-cumulative dividends in an amount in cash equal to 8% of the applicable Series C Preferred original issue price of $5.29 per annum on each outstanding share of such Series C Preferred calculated from the date of issuance of such share, if and when declared by the Company’s board of directors. The holders of Preferred Stock and Common Stock are entitled to participate in the distribution of the dividend as they would have received if all outstanding shares of Preferred Stock had been converted into common stock on the date of such event, after all holders of the Series D Preferred and the Series C Preferred have received such dividend in full. No dividends were declared or paid as of September 30, 2024. The Series D Preferred cumulative preferred stock dividends in arrears were approximately $1.5 million and $0.8 million as of September 30, 2024 and December 31, 2023, respectively.

Liquidation

In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company, holders of the Series D Preferred shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders, and in the event of a deemed liquidation event, as defined in the Amended Certificate, the holders of Series D Preferred then outstanding shall be entitled to be paid out of the consideration payable to stockholders in such deemed liquidation event or out of the available proceeds, as applicable, before any payment shall be made to the holders of the Series A-1 Preferred, Series A-2 Preferred, Series B Preferred, Series C Preferred and Common Stock by reason of their ownership thereof, an amount per share equal to the greater of (i) the applicable original issue price plus and accrued but unpaid cumulative dividends, or (ii) such amount per share as would have been payable had all shares of Series D Preferred been converted into Common Stock immediately prior to such liquidation, dissolution, winding up, or deemed liquidation event (“Series D Liquidation Amount”).

In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company, holders of the Series C Preferred shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders, and in the event of a deemed liquidation event, as defined in the Amended Certificate, the holders of Series C Preferred then outstanding shall be entitled to be paid out of the consideration payable to stockholders in such deemed liquidation event or out of the available proceeds, as applicable, before any payment shall be made to the holders of the Series A-1 Preferred, Series A-2 Preferred, Series B Preferred and Common Stock by reason of their ownership thereof, an amount per share equal to the greater of (i) the applicable original issue price, or (ii) such amount per share as would have been payable had all shares of Series C Preferred been converted into Common Stock immediately prior to such liquidation, dissolution, winding up, or deemed liquidation event (“Series C Liquidation Amount”).

In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company, after payment in full of the Series D Liquidation Amount to the holders of Series D Preferred and the Series C Liquidation Amount to the holders of the Series C Preferred, holders of shares of Series A-1 Preferred, Series A-2 Preferred, and Series B Preferred, then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders, and in the event of a deemed liquidation event, as defined in the Amended Certificate, the holders of shares of Series A-1 Preferred, Series A-2 Preferred, and Series B Preferred then outstanding shall be entitled to be paid out of the consideration payable to stockholders in such deemed liquidation event or out of the available proceeds, as applicable, before any payment shall be made to the holders of Common Stock by reason of their ownership thereof, an amount per share equal to the greater of (i) the applicable original issue price, or (ii) such amount per share as would have been payable had all shares of Series A-1 Preferred, Series A-2 Preferred, and Series B Preferred, been converted into common stock immediately prior to such liquidation, dissolution, winding up, or deemed liquidation event. If upon any such liquidation, dissolution, or winding up of the Company or deemed liquidation event, the assets of the Company available for distribution to its stockholders shall be insufficient to pay the holders of shares of Series A-1 Preferred, Series A-2 Preferred, and Series B Preferred, the full amount to which they shall be entitled to the holders of shares of Series A-1 Preferred, Series A-2 Preferred, and Series B Preferred shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.

Voting

The holders of outstanding shares of Preferred Stock are entitled to vote on all matters and shall be entitled to vote based on the number of shares of common stock into which each share of the preferred stock is convertible.

Redemption

Preferred Stock is not subject to mandatory redemption. The Preferred Stock is subject to redemption under certain deemed liquidation events not solely within the control of the Company, as defined, and as such are considered contingently redeemable for accounting purposes and are classified as temporary equity in the Company’s balance sheets. As a result, the Preferred Stock is not currently redeemable and the Company has determined that the Preferred Stock is not considered probable to become redeemable.

Conversion

Preferred Stock is convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into such number of fully paid and nonassessable shares of Common Stock as is determined by dividing (a) the applicable original issue price by (b) the applicable conversion price in effect at the time of conversion.

Preferred Stock automatically converts upon the closing of a firm commitment underwritten initial public offering of common stock, in which the price per share is at least two times the Series D original issue price, subject to adjustment, resulting in gross proceeds of at least $50.0 million to the Company.

Preferred Conversion Price to
Preferred Stock	Common Stock
Series A-1 Preferred	$1.31
Series A-2 Preferred	$1.64
Series B Preferred	$3.19
Series C Preferred	$5.29
Series D Preferred	$5.29

For Preferred Stock, the preferred conversion price and the rate at which applicable shares may be converted is subject to adjustment upon the occurrence of certain events. As of September 30, 2024 and December 31, 2023, the effective conversion ratio for all Preferred Stock is one for one.

6. Convertible Preferred Stock

In December 2022, the Company issued 1,835,227 shares of Series D Convertible Preferred Stock (“Series D Preferred”) at a price of $5.29 per share. The Series D Preferred also contains a Milestone Closing option for additional shares to be issued following the Company’s receipt of clinical data for the top line Phase 3 data results for QTORIN rapamycin for pachyonychia congenita. Under the Milestone Closing, each Purchaser of the Series D Preferred shall have the right to purchase, and the Company agrees to sell and issue to each Purchaser at the Milestone Closing, up to that portion of 4,727,775 shares of Series D Preferred which equals the proportion that the number of shares of Series D Preferred then held by such Purchaser bears to the total number of shares of Series D Preferred outstanding immediately prior to the Milestone Closing, at a purchase price of $5.29 per share. The Company determined that the future tranche right to purchase additional shares of Series D Preferred was not a freestanding financial instrument as it was not separately exercisable and legally detachable. The future tranche right was evaluated as an embedded derivative and was not bifurcated from the Series D Preferred shares since it did not have a net settlement characteristic and therefore did not meet the definition of a derivative.  The future tranche right was cancelled in July 2024.

In connection with the issuance of the Series D Preferred, the Company amended and restated its certificate of incorporation (as amended, the “Amended Certificate”) such that it is authorized to issue 29,000,000 shares of common stock (25,500,000 voting and 3,500,000 non-voting) and 20,655,895 shares of preferred stock, with 2,241,903 shares designated as Series A-1 Convertible Preferred stock (Series A-1 Preferred”), 1,240,134 shares designated as Series A-2 Convertible Preferred stock (“Series A-2 Preferred”), 1,533,528 shares designated as Series B Convertible Preferred stock (“Series B Preferred”), 8,509,995 shares designated as Series C Convertible Preferred stock (“Series C Preferred”) and 7,130,335 shares designated as Series D Preferred.

The following tables summarize outstanding convertible preferred stock (in thousands, except share and per share amounts):

	December 31, 2023 and 2022			December 31, 2023
			Issued and
	Original Issue	Authorized	Outstanding	Liquidation
	Price Per Share	Shares	Shares	Preference
Series A-1 Preferred	$1.31	2,241,903	2,241,903	$2,937
Series A-2 Preferred	$1.64	1,240,134	1,240,134	2,034
Series B Preferred	$3.19	1,533,528	1,533,528	4,892
Series C Preferred	$5.29	8,509,995	8,509,995	45,000
Series D Preferred	$5.29	7,130,335	1,835,227	10,514
		20,655,895	15,360,787	$65,377

The rights and preferences of the Series A‑1 Preferred, Series A‑2 Preferred, Series B Preferred, Series C Preferred and Series D Preferred, collectively Preferred Stock, under the Amended Certificate are as follows:

Dividends

The Series D Preferred holders, in preference to holders of any other series of the Company’s stock, are entitled to cumulative dividends in an amount in cash equal to 8% of the applicable Series D Preferred original issue price of $5.29 per annum on each outstanding share of such Series D Preferred calculated from the date of issuance of such share, if and when declared by the Company’s board of directors. The Series C Preferred holders, in preference to holders of any other series of the Company’s stock other than the Series D Preferred, are entitled to non-cumulative dividends in an amount in cash equal to 8% of the applicable Series C Preferred original issue price of $5.29 per annum on each outstanding share of such Series C Preferred calculated from the date of issuance of such share, if and when declared by the Company’s board of directors. The holders of Preferred Stock and Common Stock are entitled to participate in the distribution of the dividend as they would have received if all outstanding shares of Preferred Stock had been converted into common stock on the date of such event, after all holders of the Series D Preferred and the Series C Preferred have received such dividend in full. No dividends were declared or paid as of December 31, 2023. The Series D Preferred cumulative preferred stock dividends in arrears were approximately $0.8 million as of December 31, 2023 and were de minimis as of December 31, 2022.

Liquidation

In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company, holders of the Series D Preferred shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders, and in the event of a deemed liquidation event, as defined in the Amended Certificate, the holders of Series D Preferred then outstanding shall be entitled to be paid out of the consideration payable to stockholders in such deemed liquidation event or out of the available proceeds, as applicable, before any payment shall be made to the holders of the Series A-1 Preferred, Series A-2 Preferred, Series B Preferred, Series C Preferred and Common Stock by reason of their ownership thereof, an amount per share equal to the greater of (i) the applicable original issue price plus and accrued but unpaid cumulative dividends, or (ii) such amount per share as would have been payable had all shares of Series D Preferred been converted into Common Stock immediately prior to such liquidation, dissolution, winding up, or deemed liquidation event (“Series D Liquidation Amount”).

In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company, holders of the Series C Preferred shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders, and in the event of a deemed liquidation event, as defined in the Amended Certificate, the holders of Series C Preferred then outstanding shall be entitled to be paid out of the consideration payable to stockholders in such deemed liquidation event or out of the available proceeds, as applicable, before any payment shall be made to the holders of the Series A-1 Preferred, Series A-2 Preferred, Series B Preferred and Common Stock by reason of their ownership thereof, an amount per share equal to the greater of (i) the applicable original issue price, or (ii) such amount per share as would have been payable had all shares of Series C Preferred been converted into Common Stock immediately prior to such liquidation, dissolution, winding up, or deemed liquidation event (“Series C Liquidation Amount”).

In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company, after payment in full of the Series D Liquidation Amount to the holders of Series D Preferred and the Series C Liquidation Amount to the holders of the Series C Preferred, holders of shares of Series A-1 Preferred, Series A-2 Preferred, and Series B Preferred, then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders, and in the event of a deemed liquidation event, as defined in the Amended Certificate, the holders of shares of Series A-1 Preferred, Series A-2 Preferred, and Series B Preferred then outstanding shall be entitled to be paid out of the consideration payable to stockholders in such deemed liquidation event or out of the available proceeds, as applicable, before any payment shall be made to the holders of Common Stock by reason of their ownership thereof, an amount per share equal to the greater of (i) the applicable original issue price, or (ii) such amount per share as would have been payable had all shares of Series A-1 Preferred, Series A-2 Preferred, and Series B Preferred, been converted into common stock immediately prior to such liquidation, dissolution, winding up, or deemed liquidation event. If upon any such liquidation, dissolution, or winding up of the Company or deemed liquidation event, the assets of the Company available for distribution to its stockholders shall be insufficient to pay the holders of shares of Series A-1 Preferred, Series A-2 Preferred, and Series B Preferred, the full amount to which they shall be entitled to the holders of shares of Series A-1 Preferred, Series A-2 Preferred, and Series B Preferred shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.

Voting

The holders of outstanding shares of Preferred Stock are entitled to vote on all matters and shall be entitled to vote based on the number of shares of common stock into which each share of the preferred stock is convertible.

Redemption

Preferred Stock is not subject to mandatory redemption. The Preferred Stock is subject to redemption under certain deemed liquidation events not solely within the control of the Company, as defined, and as such are considered contingently redeemable for accounting purposes and are classified as temporary equity in the Company’s balance sheets. The Preferred Stock is not considered probable to become redeemable as no deemed liquidation events are expected to occur.

Conversion

Preferred Stock is convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into such number of fully paid and nonassessable shares of Common Stock as is determined by dividing (a) the applicable original issue price by (b) the applicable conversion price in effect at the time of conversion.

Preferred Stock automatically converts upon the closing of a firm commitment underwritten initial public offering of common stock, in which the price per share is at least two times the Series D original issue price, subject to adjustment, resulting in gross proceeds of at least $50.0 million to the Company.

Preferred Conversion Price to
Preferred Stock	Common Stock
Series A-1 Preferred	$1.31
Series A-2 Preferred	$1.64
Series B Preferred	$3.19
Series C Preferred	$5.29
Series D Preferred	$5.29

For Preferred Stock, the preferred conversion price and the rate at which applicable shares may be converted is subject to adjustment upon the occurrence of certain events. As of December 31, 2023 and 2022, the effective conversion ratio for all Preferred Stock is one for one.

Pieris Pharmaceuticals, Inc. [Member]
Notes to Financial Statements
Equity [Text Block]

9.    Stockholders’ Equity

Effective at 5:00 p.m. Eastern Time on April 22, 2024, the Company effected a 1-for-80 Reverse Split of its common stock. All references to shares of common stock outstanding, average number of shares outstanding and per share amounts in this Quarterly Report on Form 10-Q have been restated to reflect the Reverse Split on a retroactive basis.

The Company had 3,750,000 shares authorized and 1,320,240 shares and 1,236,688 shares of common stock issued and outstanding as of September 30, 2024 and December 31, 2023, respectively, with a par value of $0.001 per share.

The Company had 10,000,000 shares authorized, 15,618 shares of preferred stock issued and outstanding as of September 30, 2024 and  15,617 shares of preferred stock issued and outstanding as of   December 31, 2023. Preferred stock has a par value of $0.001 per share, and the Series A-E convertible preferred stock converts on a factor of 13.34 common shares for each preferred share, and consists of the following:

•	Series A Convertible, 85 shares issued and outstanding at September 30, 2024 and December 31, 2023, respectively.
•	Series B Convertible, 4,026 shares issued and outstanding at September 30, 2024 and December 31, 2023, respectively.
•	Series C Convertible, 3,506 shares issued and outstanding at September 30, 2024 and December 31, 2023, respectively.
•	Series D Convertible, 3,000 shares issued and outstanding at September 30, 2024 and December 31, 2023, respectively.
•	Series E Convertible, 5,000 shares issued and outstanding at September 30, 2024 and December 31, 2023, respectively.
•	Series F Preferred, 1 share issued and outstanding at September 30, 2024, and no shares issued and outstanding at December 31, 2023

Subscription and Investment Representation Agreement (Series F Preferred Stock)

On August 7, 2024, the Company entered into a Subscription and Investment Representation Agreement with the Purchaser, pursuant to which the Company agreed to issue and sell one (1) share of the Company’s Series F Preferred Stock, par value $0.001 per share, to the Purchaser for $1.00 cash. The sale closed on August 7, 2024.

Voting Rights

The Series F Preferred Stock have no voting rights other than the right to vote on the Authorized Share Increase Proposal . Each share of Series F Preferred Stock outstanding on the record date entitles the holder thereof to 25,000,000 votes on Authorized Share Increase Proposal, and all shares of Series F Preferred Stock held by such holder must and will be voted, without further action by such holder, in the same proportion as the aggregate shares of Pieris common stock (excluding any shares of Pieris common stock that are not voted) that are voted on the Authorized Share Increase Proposal. As an example, if 70% of the aggregate votes cast by Pieris common stock voting on the Authorized Share Increase Proposal are voted in favor thereof and 30% of the aggregate votes cast by Pieris common stock voting on the Authorized Share Increase Proposal are voted against such Proposal, then 70% of the votes entitled to be cast by the Series F Preferred Stock will be cast in favor of the Proposal and 30% of such votes will be cast against the Proposal. For purposes of the foregoing, abstentions and broker non-votes will not be considered votes cast.

Conversion and Redemption

Shares of the Series F Preferred Stock are not convertible into any other security, and are redeemable by the Company upon the earlier to occur of: (i) the order of the Pieris board of directors in its sole discretion, automatically and effective at such date and time as is determined and specified by the Pieris board of directors in its sole discretion and (ii) automatically and effective immediately after the effectiveness of the increase in the number of authorized shares of Pieris common stock proposed in the Authorized Share Increase Proposal. Upon redemption, the holder of the Series F Preferred Stock will receive cash consideration of $0.01 per share. Shares of the Series F Preferred Stock may not be transferred prior to their redemption without the prior written consent of the Pieris board of directors.

Other Rights and Restrictions

Each holder of Series F Preferred Stock has entered into a written agreement with the Company to attend the Pieris special meeting, to vote all shares of Series F Preferred Stock with regard to the Authorized Share Increase Proposal in the same proportion as the aggregate shares of Pieris common stock (excluding any shares of Pieris common stock that are not voted) are voted on the Authorized Share Increase Proposal and, upon request by the Company, to grant a designee of the Company an irrevocable proxy to vote the shares of Series F Preferred Stock in accordance with the foregoing.

2020 Employee, Director and Consultant Equity Incentive Plan

At the 2020 Annual Meeting of Stockholders, the Company's stockholders approved the 2020 Employee, Director and Consultant Equity Incentive Plan, or the 2020 Plan. The 2020 Plan permits the Company to issue up to 43,750 shares of common stock pursuant to awards granted under the 2020 Plan. Upon approval of the 2020 Plan, the 2019 Employee, Director and Consultant Equity Incentive Plan, or the 2019 Plan, was terminated; all unissued options were canceled and no additional awards will be made thereunder. All outstanding awards under the 2019 Plan will remain in effect and any awards forfeited from the outstanding awards will be allocated back into the 2020 Plan. There were approximately 19,746 shares remaining and available for grant under the 2019 Plan that terminated upon original approval of the 2020 Plan.

At the 2021 Annual Meeting of Stockholders, held on June 25, 2021, the Company’s stockholders approved the first amendment to the 2020 Plan to add 28,125 shares for issuance under the 2020 Plan. At the 2022 Annual Meeting of Stockholders held on June 22, 2022, the Company’s stockholders approved a second amendment to the 2020 Plan to add 37,500 shares of common stock for issuance under the 2020 Plan. At the 2023 Annual Meeting of Stockholders held on June 21, 2023, the Company’s stockholders approved a third amendment to the 2020 Plan to add 75,000 shares of common stock for issuance under the 2020 Plan. As of September 30, 2024, there are 333,145 shares remaining and available for grant under the 2020 Plan.

2023 Employee Stock Purchase Plan

At the 2023 Annual Meeting of Stockholders, the Company’s stockholders approved the 2023 Employee Stock Purchase Plan, or the 2023 ESPP. The 2023 ESPP provides eligible employees with the opportunity to purchase shares of the Company's common stock at a discount, on a tax-favored basis, through regular payroll deductions in compliance with federal tax regulations. The Company has reserved 9,375 shares of common stock for issuance under the 2023 ESPP.

Open Market Sales Agreements

In August 2021, the Company established an at-the-market program, or ATM Program, under a sales agreement with Jefferies LLC, pursuant to which the Company may offer and sell shares of its common stock from time to time, up to an aggregate amount of gross sales proceeds of $50.0 million. The ATM Program is offered under a shelf registration statement on Form S-3 that was filed with and declared effective by the SEC in August 2021. In November 2022, the sales agreement was amended to provide for an increase in the aggregate offering amount, such that under the ATM Program, as amended, the Company may offer and sell shares of its common stock, from time to time, up to an aggregate amount of gross sales proceeds of $75.0 million.

For the nine months ended September 30, 2024, the Company did not sell any shares under the ATM Program. For the nine months ended September 30, 2023, the Company sold 24.3 million shares for gross proceeds of $20.3 million under the ATM Program at an average stock price of $0.84 per share.

The Company is currently subject to the SEC general instructions of Form S-3 known as the “baby shelf rules.” Under these instructions, the amount of funds the Company can raise through primary public offerings of securities in any 12-month period using its registration statement on Form S-3 is limited to one-third of the aggregate market value of the shares of the Company’s common stock held by non-affiliates. Therefore, the Company will be limited in the amount of proceeds it is able to raise by selling shares of its common stock using its Form S-3, including under the ATM Program, until such time as its public float exceeds $75 million.

9.	Stockholders’ equity

The Company had 3,750,000 shares authorized and 1,236,688 and 931,489 shares of common stock issued and outstanding as of December 31, 2023 and December 31, 2022, respectively, with a par value of $0.001 per share.

The Company had 10,000,000 shares authorized and 15,617 shares of preferred stock issued and outstanding as of December 31, 2023 and 2022. Preferred stock has a par value of $0.001 per share, and consists of the following tranches:

•	Series A Convertible, 85 shares issued and outstanding at December 31, 2023 and 2022
•	Series B Convertible, 4,026 shares issued and outstanding at December 31, 2023 and 2022
•	Series C Convertible, 3,506 shares issued and outstanding at December 31, 2023 and 2022
•	Series D Convertible, 3,000 shares issued and outstanding at December 31, 2023 and 2022
•	Series E Convertible, 5,000 shares issued and outstanding at December 31, 2023 and 2022

Common Stock

Each share of the Company’s common stock is entitled to one vote and all shares rank equally as to voting and other matters. Dividends may be declared and paid on the common stock from funds legally available therefore, if, as and when determined by the Board of Directors.

Preferred Stock

The Company has issued multiple series (Series A through E) of preferred stock to certain entities affiliated with Biotechnology Value Fund, L.P., or BVF. In each case, each share Preferred Stock is convertible into 13.34 shares of the Company's common stock (subject to adjustment as provided in the Certificate of Designation for each series) at any time at the option of the holder, provided that the holder is prohibited from converting the Preferred Stock into shares of the Company's common stock if, as a result of such conversion, the holder, together with its affiliates, would own more than 9.99% of the total number of shares of Common Stock then issued and outstanding, or the Beneficial Ownership Limitation. The holder may reset the Beneficial Ownership Limitation to a higher or lower number, not to exceed 19.99% of the total number of common shares issued and outstanding immediately after giving effect to a conversion, upon providing written notice to the Company. Any such notice providing for an increase to the Beneficial Ownership Limitation will be effective 61 days after delivery to the Company.

Series A, Series B, Series C, Series D and Series E Preferred Stock rank senior to the Company’s common stock; senior to any class or series of capital stock of the Company created after the designation of and specifically ranking by its terms as junior to the five series of Preferred Stock; in parity with each other and with any class or series of capital stock of the Company created after the designation of and specifically ranking by its terms as in parity with the existing five series of Preferred Stock; and junior to any class or series of capital stock of the Company created after the designation of and specifically ranking by its terms as senior to the existing five series of Preferred Stock. In the event of the Company’s liquidation, dissolution or winding up, subject to the rights of holders of, holders are entitled to receive a payment equal to $0.001 per share of Preferred Stock pursuant to the rights and preferences discussed above, plus an additional amount equal to any dividends declared but unpaid on such shares. However, if the assets of the Company are insufficient to comply with the preceding sentence, then all remaining assets of the Company shall be distributed ratably to holders of the shares of the existing five series of Preferred Stock.

For each series of Preferred Stock, the Company designated the requisite number of shares of its authorized and unissued preferred stock as a specific series of Preferred Stock and filed a Certificate of Designation with the Nevada Secretary of State.

Shares of Preferred Stock generally have no voting rights, except as required by law and except that the consent of holders of a majority of the then outstanding Preferred Stock is required to amend the terms of the Certificate of Designation for each respective series of Preferred Stock. Holders of Preferred Stock are entitled to receive any dividends payable to holders of the Company's common stock subject to the rights and preferences discussed above, in each case, as to distributions of assets upon the Company’s liquidation, dissolution or winding up whether voluntarily or involuntarily and/or the right to receive dividends.

Series A Preferred Stock

In June 2016, the Company entered into a securities purchase agreement for a private placement of the Company’s securities with a select group of institutional investors, or the 2016 PIPE. The 2016 PIPE sale transaction, by the Company, consisted of 8,188,804 units at a price of $2.015 per unit for gross proceeds, to the Company, of approximately $16.5 million. After deducting for placement agent fees and offering expenses, the aggregate net proceeds from the private placement was approximately $15.3 million. In connection with the 2016 PIPE, the Company issued 40,323 shares of common stock and 4,963 shares of Series A Preferred Stock to the 2016 PIPE investors.

Series B Preferred Stock

On January 30, 2019, the Company and certain entities affiliated with BVF entered into an exchange agreement pursuant to which BVF agreed to exchange an aggregate of 62,500 shares of the Company’s common stock owned by BVF for an aggregate of 5,000 shares of Series B Preferred Stock.

Series C and 2019 Private Placement

In November 2019, the Company entered into a securities purchase agreement for a private placement, or the Purchase Agreement with a select group of institutional investors, including lead investor BVF as well as existing and new investors, or Investors. The private placement consisted of 9,014,960 units, at a price of $3.55 per unit, or the Financing, for gross proceeds of approximately $32.0 million, and net proceeds to the Company of approximately $31.0 million. Each unit consists of (i) one share of the Company’s common stock or 0.001 shares of non-voting convertible preferred stock, or Series C Preferred Shares, and together with the Common Shares, or Shares, and (ii) one immediately-exercisable warrant to purchase one share of the Company’s common stock with an exercise price of $568.00, or Exercise Price.

If (i) the initial public disclosure of the phase 2a Study of elarekibep that includes the “p” value achieved for the primary endpoint of such study reveals top-line data on the primary efficacy endpoint in the phase 2a Study with a “p” value below 0.05 (i.e., p < 0.05) in at least one dose level; and (ii) the 10-day volume weighted average stock price commencing on the trading day immediately after the initial public disclosure is at least three percent more than the Exercise Price, ((i) and (ii), collectively, the “Performance Condition”), then the warrants will be exercisable for a period of 60 days from the date of the initial data disclosure and may only be exercised for cash. Otherwise, the warrants will be exercisable for a period of five years from the date of issuance, or Exercise Date. If the Performance Condition has not been met and the last reported sale price of the Company’s common stock immediately prior to the Expiration Date was greater than the Exercise Price, then the warrants shall be automatically deemed exercised on a cashless basis on the Expiration Date.

Upon issuance, each Series C Preferred Share included an embedded beneficial conversion feature as the market price of the Company’s common stock on the date of issuance of the Series C convertible Preferred Stock was $274.40 per share. As a result, the Company recorded the intrinsic value of the beneficial conversion feature of $2.8 million as a discount on the Series C convertible preferred stock at issuance. As the Series C Preferred Shares are immediately convertible upon issuance and do not include a stated redemption date, the discount was immediately accreted as a deemed dividend.

Series D Preferred Stock Conversion

On March 31, 2020, the Company and certain entities affiliated with BVF entered into an exchange agreement pursuant to which, on April 1, 2020, BVF exchanged an aggregate of 37,500 shares of the Company’s common stock owned by BVF for an aggregate of 3,000 shares of Series D Preferred Stock.

Series E Preferred Stock Conversion

On May 20, 2021, the Company and certain entities affiliated with BVF entered into an exchange agreement pursuant to which, BVF exchanged an aggregate of 62,500 shares of the Company’s common stock owned by BVF for an aggregate of 5,000 shares of Series E Preferred Stock.

Open Market Sales Agreement

In August 2021, the Company established an at-the-market program, or ATM Program, under a sales agreement with Jefferies LLC, pursuant to which the Company may offer and sell shares of its common stock, par value $0.001 per share, from time to time, up to an aggregate amount of gross sales proceeds of $50.0 million. In November 2022, the sales agreement was amended to provide for an increase in the aggregate offering amount, such that under the ATM Program, as amended, the Company may offer and sell shares of its common stock, from time to time, up to an aggregate amount of gross sales proceeds of $75.0 million. The ATM Program, as amended, is offered under a shelf registration statement on Form S-3 that was filed with and declared effective by the SEC in August 2021. For the year ended December 31, 2023, the Company sold 0.3 million shares for gross proceeds of $20.3 million under the ATM Program at an average stock price of $67.07. For the year ended December 31, 2022, the Company sold 25,000 shares for gross proceeds of $7.2 million under the ATM Programs and the predecessor ATM program at an average stock price of $276.51.

As of the filing of this Annual Report on Form 10-K, the Company will be subject to the SEC general instructions of Form S-3 known as the “baby shelf rules.” Under these instructions, the amount of funds the Company can raise through primary public offerings of securities in any 12-month period using its registration statement on Form S-3 is limited to one-third of the aggregate market value of the shares of the Company’s common stock held by non-affiliates. Therefore, the Company will be limited in the amount of proceeds it is able to raise by selling shares of its common stock using its Form S-3, including under the ATM Program, until such time as its public float exceeds $75 million.